Cover	9 Months Ended
Sep. 30, 2023
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 2 (this “Amendment”) to the Registration Statement on Form S-1 of Mangoceuticals, Inc. (File No. 333- 275993), initially filed on December 11, 2023 and declared effective by the Securities and Exchange Commission on December 14, 2023 (the “Registration Statement”), is being filed to update the prospectus which forms part of the Registration Statement to (a) fill in blanks on the cover page of the prospectus and throughout regarding pricing terms and the offering price of $0.30 per share; (b) reflect that a Plan of Compliance is being filed with Nasdaq on December 18, 2023, and (c) make corresponding updates to the prospectus in connection therewith.
Entity Registrant Name	Mangoceuticals, Inc.
Entity Central Index Key	0001938046
Entity Tax Identification Number	87-3841292
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	15110 N. Dallas Parkway
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75248
City Area Code	(214)
Local Phone Number	242-9619
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	15110 N. Dallas Parkway
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75248
Contact Personnel Name	Jacob D. Cohen